CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Continuing operations
Revenue	$ 23,949	$ 33,455
Cost of revenue	(6,097)	(7,924)
Gross profit	17,852	25,531
Operating expenses
Research and development expenses	(3,102)	(7,968)
Sales and marketing expenses	(4,454)	(3,223)
General and administrative expenses	(12,453)	(14,279)
Total operating expenses	(20,009)	(25,470)
Operating income/(loss)	(2,157)	61
Finance income	200	92
Finance costs	(24)	(42)
Other gains, net	868	3,004
Realized fair value changes of digital assets	(97)	98
Unrealized fair value changes of digital assets	98	(1,498)
Unrealized fair value changes of digital assets on loan from related parties denominated in digital assets	(1,065)
Profit/(loss) from continuing operations before share of loss from an equity investee and income tax expense	(2,177)	1,715
Share of losses from an equity investee	(20)	(24)
Income tax expense	(59)	(4)
Net income/(loss) from continuing operations	(2,256)	1,687
Discontinued operations
Net (loss)/profit from discontinued operations	22	(43)
Net profit/(loss)	$ (2,234)	$ 1,644